Supplement to the
Chemicals Portfolio
April 29, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2019.
Emma Baumgartner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2023, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund. At that time, Ms. Baumgartner will assume sole portfolio manager responsibilities.
CHE-SUSTK-1223-102 1.9880372.102	December 12, 2023